FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187


                                January 26, 2026


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn: Filing Desk, Stop 1-4

Re:                 The First Trust(R) Combined Series 638
                   (File No. 333-292397) (CIK No. 1998005)

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Amendment to the Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on January 22, 2026.

                       Very truly yours,
                             The First Trust(R) Combined Series 638, Registrant

                       By:   FIRST TRUST PORTFOLIOS L.P.
                             ___________________________
                             Depositor

                       By:   /s/ Ronda L. Saeli-Chiappe
                             __________________________
                             Senior Vice President